Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Parties Transactions	Related Parties Transactions
Related Party Subleases and royalties
During 2019, PureTech executed sublease agreements with a related party, Gelesis. Please refer to Note 21 for further details regarding the sublease.
The Group receives royalties from Gelesis on its product sales. Such royalties amounted to $231 thousand and $54 thousand for the years ended December 31, 2021 and 2020, respectively and are presented in Contract revenue in the Consolidated Statements of Comprehensive Income/(Loss).
Key Management Personnel Compensation
Key management includes executive directors and members of the executive management team of the Group (not including compensation provided to independent directors). Full details for Directors’ remuneration can be found in the Directors’ Remuneration Report. The key management personnel compensation of the Group was as follows for the years ended December 31:

	2021 $000s	2020 $000s	2019 $000s
As of December 31
Short-term employee benefits	4,666	4,833	5,543
Share-based payments	4,045	5,822	2,774
Total	8,711	10,656	8,317
Short-term employee benefits include salaries, health care and other non-cash benefits. Share-based payments are generally subject to vesting terms over future periods.
For cash settlements of share based awards – see Note 8 .
During the year ended December 31, 2021, the company incurred $782 thousand of general administrative expenses that was paid to a related party.
Convertible Notes Issued to Directors
Certain members of the Group have invested in convertible notes issued by the Group’s subsidiaries. As of December 31, 2021, 2020 and 2019, the outstanding related party notes payable totaled $94 thousand, $89 thousand and $84 thousand respectively, including principal and interest.
The notes issued to related parties bear interest rates, maturity dates, discounts and other contractual terms that are the same as those issued to outside investors during the same issuances, as described in Note 17.
Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as at December 31, 2021:

	Business Name (Share Class)	Number of shares held as of December 31, 2021	Number of options held as of December 31, 2021	Ownership Interest¹
Directors:
Ms Daphne Zohar²	Gelesis (Common)	179,443	1,207,006	5.03%
Dr Robert Langer	Entrega (Common)	250,000	82,500	4.09%

Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	3.00%
Dr John LaMattina[3]	Akili (Series A-2 Preferred)	37,372	—	0.80%
	Akili (Series C Preferred)	11,755	—	0.20%
	Gelesis (Common)[3]	50,540	—	0.18%
	Gelesis (Common)4	33,051	33,578	0.24%
	Gelesis (Series A-1 Preferred)[3]	49,523	—	0.18%
	Vedanta Biosciences (Common)	25,000	—	0.17%
Senior Managers:
Dr Bharatt Chowrira	Karuna (Common)[4]	5,000	—	0.02%
Dr Joseph Bolen	Vor (Common)	—	9,191	0.02%
1    Ownership interests as of December 31, 2021 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Common shares and options held by Yishai Zohar, who is the husband of Ms. Zohar. Ms. Zohar does not have any direct interest in the share capital of Gelesis. Ms Zohar recuses herself from any and all material decisions with regard to Gelesis.
3    Dr John and Ms Mary LaMattina hold 50,540 shares of common shares and 49,523 shares of Series A-1 preferred shares in Gelesis. Individually, Dr LaMattina holds 33,051 shares of Gelesis and convertible notes issued by Appeering in the aggregate principal amount of $50,000.
4    Options to purchase the listed shares were granted in connection with the service on such founded entity’s Board of Directors and any value realized therefrom shall be assigned to PureTech Health, LLC.

Directors and senior managers hold 24,676,165 ordinary shares and 8.6 percent voting rights of the Company as of December 31, 2021. This amount excludes options to purchase 4,750,000 ordinary shares. This amount also excludes 4,666,514 shares, which are issuable based on the terms of performance based RSU awards granted to certain senior managers covering the financial years 2021, 2020 and 2019, and 67,140 shares, which are issuable to directors immediately prior to the Company's 2022 Annual General Meeting of Stockholders based on the terms of the RSU awards granted to non-executive directors in 2021. Such shares will be issued to such senior managers and non executive directors in future periods provided that performance and/or service conditions are met and certain of the shares will be withheld for payment of customary withholding taxes.
Short term Note from Associate
See Note 16 for details on the $15.0 million note issued by Gelesis to the Company. The Company recognized income of $0.1 million with respect to interest and changes in fair value related to the short term note.